Concentration of Credit Risk (Tables)	6 Months Ended
Jun. 30, 2015
Sales Revenue [Member]
Concentration Risk [Line Items]
Schedules Of Concentration Of Risk, By Risk Factor
For the six months ended June 30, 2015 and 2014, the following customers accounted for the following percentages of the Company’s revenues, respectively.

Customer	2015	2014
A	26%	25%
B	25%	-%
C	16%	5%
D	3%	49%

Accounts Receivable [Member]
Concentration Risk [Line Items]
Schedules Of Concentration Of Risk, By Risk Factor
As of June 30, 2015 and December 31, 2014, the following customers accounted for the following percentages of the Company’s accounts receivable, respectively.

Customer	2015	2014
A	52%	22%
B	10%	25%
C	3%	35%